Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) Client	Mar. 31, 2022 USD ($) Client	Mar. 31, 2021 INR (₨) Client	Mar. 31, 2020 INR (₨) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client		0	0	0	0
Other operating income/(loss)		₨ 2,186	$ 29	₨ (81)	₨ 1,144
Stock compensation expense recognized	[1]	4,164		2,897	1,262
Revenues		790,934	$ 10,425	619,430	610,232
Contributions made to Covid - 19				991
Marketing Related Intangible Assets and Software Platform Allocated to IT Services [Member]
Disclosure of operating segments [line items]
Impairment charge				674
Unallocated Marketing Related Intangible Assets and Software Platform [Member]
Disclosure of operating segments [line items]
Impairment charge				302
Customer-related intangible assets [member]
Disclosure of operating segments [line items]
Additional amortization due to change in useful life				795
India [member]
Disclosure of operating segments [line items]
Revenues		25,939		27,156	29,374
Americas 1 [member]
Disclosure of operating segments [line items]
Impairment charge				1,250
Europe [Member]
Disclosure of operating segments [line items]
Impairment charge				192
Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)		2,186		(81)	1,144
Revenues		795,289		622,425	613,401
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenues		781,824		605,815	593,798
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues		217,874		178,091	176,115
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues		233,443		165,441	157,526
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Other operating income/(loss)		2,186		(81)	1,144
Stock compensation expense recognized		₨ 4,164		₨ 2,897	₨ 1,262

[1]	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.